DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the USANA Health Sciences 401(k) Plan (the “Plan”) provides only general information. Participants and other financial statement users should refer to the Plan document, as amended, and summary plan description for a more complete description of the Plan’s provisions.

1.	General

The Plan is a defined contribution plan covering substantially all United States non-union employees of USANA Health Sciences, Inc. (collectively, the “Company” or the “Employer”) who have completed one month of service and are age 18 or older. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended, and permits traditional 401(k) deferrals (pre-tax) as well as Roth 401(k) deferrals (after-tax).

The trustee for the 2025 and 2024 Plan years is Fidelity Management Trust Company (“Fidelity” or “Trustee”) and the recordkeeping functions were performed by Fidelity Workplace Services, LLC.

On December 29, 2022, the Setting Every Community Up for Retirement Enhancement Act 2.0 ("SECURE 2.0") was signed into law, continuing the themes and reforms that began with the 2019 CARES Act. Many of the provisions of SECURE 2.0 became effective in 2024, including mandatory and optional provisions impacting defined contribution plans. The Plan has adopted all of the applicable mandatory provisions, including increasing the age at which required minimum distributions start, eliminating the required minimum distributions for Roth 401(k) accounts, and new spousal beneficiary rules.

2.	Contributions

Each year participants may elect to contribute up to 75 percent of their annual compensation subject to certain limits as defined in the Plan. Participant contributions are limited by the Internal Revenue Code, which established a maximum contribution of $23,500 ($31,000 for participants age 50 or older and $34,750 for participants age 60 through 63 during 2025) for the year ended December 31, 2025. Participants may elect to make pre-tax contributions and/or after-tax elective contributions into their accounts. Participants may also contribute rollover amounts representing distributions from certain other defined benefit or defined contribution plans. Under the safe harbor and certain other provisions of the Plan, eligible employees who have not made an affirmative election to defer or not defer will have deferrals withheld in the amount of 6 percent of their compensation, to be invested in the appropriate target date retirement fund. Participants may direct their investments into one or more of the investment options offered by the Plan, with no more than 25 percent of their investment allocations directed into shares of the USANA Health Sciences, Inc. Stock Fund (“Stock Fund”).

The Company provides a matching contribution equal to 100 percent of the first 1 percent of a participant’s compensation that is contributed as an elective deferral by the participant, and 50 percent of elective deferrals between one and 6 percent of the participant’s compensation. The Company’s Board of Directors may also authorize additional contributions to the Plan. No additional contributions were authorized during the year ended December 31, 2025.

3.	Participant accounts

Self-directed individual investment accounts are maintained for each Plan participant. Each participant’s account is adjusted for the participant’s contributions and allocations of (a) the Company’s contributions, (b) investment gains or losses, (c) interest and dividends, and (d) administrative expenses. The allocation of the Company’s discretionary contributions and forfeitures is based on each participant’s contribution, as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

4.	Vesting

Participants are fully vested in their voluntary contributions, including any net investment income on those contributions. The Company’s matching contributions fully vest at the end of two years of service. Non-elective employer contributions vest 25% at the end of each year and are fully vested after four years of service.

5.	Notes receivable from participants

A participant may borrow a minimum of $1,000 through up to a maximum of three loans, that in the aggregate are equal to the lesser of $50,000 or 50 percent of his or her vested account balance. Loans are secured by the balances in the participants’ accounts and bear interest at rates ranging from 4.25 percent to 9.50 percent, which rates were commensurate with prevailing rates at the time of loan origination. Principal and interest are paid ratably through payroll deductions. Loans are re-paid over a five-year period, unless the loans were used to purchase a principal residence, in which case the payback period may not exceed 30 years. As of December 31, 2025, the Plan had outstanding loans to participants with maturities ranging from 2026 through 2054.

6.	Benefits paid to participants

On termination of service due to death, permanent disability, or retirement, a participant or beneficiary may receive a lump-sum amount equal to the value of the participant’s vested interest in his or her account. For termination of service due to other reasons, the Plan will automatically make a lump-sum distribution of the value of the participant’s vested interest in his or her account where the account balance is less than $7,000. Hardship withdrawals are allowed for participants incurring a “specific and heavy financial need,” as defined by the Plan. Hardship withdrawals are strictly regulated under the Internal Revenue Code and the regulations thereunder, and a participant must exhaust all available loan options and available distributions prior to requesting a hardship withdrawal.

7.	Forfeited accounts

Forfeited accounts related to the Company’s matching contributions may be used to pay any administrative expenses or used to reduce any future Employer matching contributions. The table below provides a reconciliation of the balance of forfeited accounts as of and for the year ended December 31, 2025.

Balance as of December 31, 2024	$174,187
Forfeitures	65,840
Employer matching contributions	(172,468)
Earnings on forfeited account balance	3,997
Administrative expenses	(42,087)
Balance as of December 31, 2025	$29,469

During the year ended December 31, 2025, $172,468 of forfeitures were used to reduce Employer matching contributions and $42,087 forfeitures were used to pay administrative expenses.

8.	Expenses

The Company, as the Plan Sponsor, pays certain administrative expenses of the Plan. The expenses paid by Plan participants or from the forfeiture account totaled $218,116, which are reflected on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025.